Other information by nature - Summary of breakdown of depreciation and amortization and of personnel costs (Details) € in Thousands	6 Months Ended
	Jun. 30, 2025 EUR (€) employee	Jun. 30, 2024 EUR (€)	Dec. 31, 2024 employee
Other information [Line Items]
Depreciation and amortization	€ (122,321)	€ (108,548)
Personnel costs	€ (266,094)	(261,166)
Number of employees | employee	7,450		7,395
Cost of sales
Other information [Line Items]
Depreciation and amortization	€ (8,465)	(7,880)
Personnel costs	(73,617)	(70,063)
Selling, general and administrative expenses
Other information [Line Items]
Depreciation and amortization	(112,326)	(99,419)
Personnel costs	(186,045)	(185,050)
Marketing expenses
Other information [Line Items]
Depreciation and amortization	(1,530)	(1,249)
Personnel costs	€ (6,432)	€ (6,053)